Deposits:	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
DEPOSITS:

N O T E   F - D E P O S I T S :

At December 31, 2011, the scheduled maturities of time deposits (in thousands) are as follows:

2012	$147,282
2013	11,153
2014	3,012
2015	1,915
2016	2,177

Total	$165,539

Time deposits of $100,000 or more at December 31, 2011 included brokered deposits of $24,262,000, of which $22,696,000 matures in 2012 and the remaining balance matures in 2013.

Deposits held for related parties amounted to $7,499,805, $9,448,582 and $9,889,556 at December 31, 2011, 2010 and 2009, respectively.

Overdrafts totaling $679,220, $3,027,718 and $740,320 were reclassified as loans at December 31, 2011, 2010 and 2009, respectively.